Fair Value Measurements - Fair Value Measurements on a Nonrecurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	$ 377,034	$ 270,166
Restricted cash - Fair Value	589	29,623
Other investments - Fair Value	11,386	12,289
Amounts due from related parties, short-term - Fair Value	1,662	36,620
Amounts due to related parties, short-term - Fair Value	(39,536)	0
Credit facilities and financial liabilities, including current portion, net (including current liabilities associated with the vessel held for sale) - Fair Value	(1,935,300)	(1,827,384)
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	377,034	270,166
Restricted cash - Fair Value	589	29,623
Other investments - Fair Value	11,386	12,289
Amounts due from related parties, short-term - Fair Value	0	0
Amounts due to related parties, short-term - Fair Value	0
Credit facilities and financial liabilities, including current portion, net (including current liabilities associated with the vessel held for sale) - Fair Value	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	0	0
Restricted cash - Fair Value	0	0
Other investments - Fair Value	0	0
Amounts due from related parties, short-term - Fair Value	1,662	36,620
Amounts due to related parties, short-term - Fair Value	(39,536)
Credit facilities and financial liabilities, including current portion, net (including current liabilities associated with the vessel held for sale) - Fair Value	(1,935,300)	(1,827,384)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents - Fair Value	0	0
Restricted cash - Fair Value	0	0
Other investments - Fair Value	0	0
Amounts due from related parties, short-term - Fair Value	0	0
Amounts due to related parties, short-term - Fair Value	0
Credit facilities and financial liabilities, including current portion, net (including current liabilities associated with the vessel held for sale) - Fair Value	$ 0	$ 0